Trade and Other Receivables - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [line items]
Contract Assets Current	₽ 188	₽ 0
Current trade receivables provisional pricing	₽ 1,115	₽ 459